Segments and Geographic Information	6 Months Ended
Apr. 30, 2023
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION

NOTE 17 – SEGMENTS AND GEOGRAPHIC INFORMATION

The Company believes that it operates in two business segments which comprised of sales of NEVs and franchise services; and it operates in one geographical location China. The Company disaggregates its revenue into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Sales of goods revenues comprised of sales of vehicles to third party customers and to the franchisees. Franchise services revenues comprised of initial fees and ongoing royalties from the franchisees. Under the franchise arrangement, franchisees are granted the right to operate retail store using the Company’s Jiuzi brand and system. Other service revenues comprised of sublease of vehicles to third party customers with a mark-up to the rental price.

Sales revenues comprised of the following:

	Six Months Ended
	April 30, 2023		April 30, 2022
NEVs sales	884,083	95%	3,208,591	78%
Franchisees service revenues	13,527	2%	901,145	22%
Other service revenues	28,149	3%	-	-%
Total	925,759	100%	4,109,736	100%

Direct costs comprised of the following:

	Six Months Ended
	April 30, 2023		April 30, 2022
NEVs sales	882,160	94%	3,186,391	88%
Franchisees service revenues	28,275	3%	454,918	12%
Other service revenues	25,879	3%	-	-%
Total	936,314	100%	3,641,309	100%

Gross profit (loss) comprised of the following:

	Six Months Ended
	April 30, 2023		April 30, 2022
NEVs sales	1,923	(18)%	22,200	5%
Franchisees service revenues	(14,748)	140%	446,227	95%
Other service revenues	2,270	(22)%	-	-%
Total	(10,555)	100%	468,427	100%